UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.6%                      $1,820  Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                                            Residential Care Facility Revenue Bonds (Capstone Village, Inc.
                                            Project), Series A, 5.875% due 8/01/2036                                   $  1,563,416
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%                        1,015  Alaska Industrial Development and Export Authority Revenue Bonds
                                            (Williams Lynxs Alaska Cargoport), AMT, 7.80% due 5/01/2014                   1,041,979
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 8.5%                       3,000  Coconino County, Arizona, Pollution Control Corporation Revenue
                                            Refunding Bonds (Tucson Electric Power - Navajo), AMT, Series A,
                                            7.125% due 10/01/2032                                                         3,030,330
                                     2,500  Coconino County, Arizona, Pollution Control Corporation Revenue
                                            Refunding Bonds (Tucson Electric Power - Navajo), Series B,
                                            7% due 10/01/2032                                                             2,520,625
                                     1,625  Maricopa County, Arizona, IDA, Education Revenue Bonds
                                            (Arizona Charter Schools Project 1), Series A, 6.625% due 7/01/2020           1,445,161
                                     1,615  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds
                                            (Sun King Apartments Project), Series A, 6.75% due 5/01/2031                  1,549,205
                                     4,800  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
                                            (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                4,312,416
                                     1,390  Pima County, Arizona, IDA, Education Revenue Bonds
                                            (Arizona Charter Schools Project), Series E, 7.25% due 7/01/2031              1,419,760
                                       500  Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                                            (Arizona Charter Schools Project), Series O, 5.25% due 7/01/2031                409,415
                                       415  Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                                            (Arizona Charter Schools Project II), Series A, 6.75% due 7/01/2011 (a)         459,476
                                       675  Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                                            (Arizona Charter Schools Project II), Series A, 6.75% due 7/01/2031             675,716
                                     2,840  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                                            5% due 12/01/2032                                                             2,361,318
                                     3,975  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                                            5% due 12/01/2037                                                             3,225,037
                                     1,000  Show Low, Arizona, Improvement District Number 5, Special
                                            Assessment Bonds, 6.375% due 1/01/2015                                        1,010,870
                                                                                                                       ------------
                                                                                                                         22,419,329
-----------------------------------------------------------------------------------------------------------------------------------
California - 2.5%                    1,900  California State, Various Purpose, GO, 5.25% due 11/01/2025                   1,880,449
                                     1,300  California State, Various Purpose, GO, 5.50% due 11/01/2033                   1,303,029
                                     1,320  Fontana, California, Special Tax, Refunding (Community Facilities
                                            District Number 22 - Sierra), 6% due 9/01/2034                                1,182,205

Portfolio Abbreviations

To simplify the listings of BlackRock MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $2,585  Southern California Public Power Authority, Natural Gas Project
                                            Number 1 Revenue Bonds, Series A, 5% due 11/01/2029                        $  2,296,514
                                                                                                                       ------------
                                                                                                                          6,662,197
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.1%                        650  Colorado Health Facilities Authority, Revenue Refunding Bonds
                                            (Christian Living Communities Project), Series A, 5.75% due 1/01/2026           567,872
                                     1,805  Denver, Colorado, City and County Airport Revenue Bonds, AMT,
                                            Series D, 7.75% due 11/15/2013 (b)                                            2,002,648
                                     1,430  Elk Valley, Colorado, Public Improvement Revenue Bonds
                                            (Public Improvement Fee), Series A, 7.10% due 9/01/2014                       1,494,278
                                     2,095  Elk Valley, Colorado, Public Improvement Revenue Bonds
                                            (Public Improvement Fee), Series A, 7.30% due 9/01/2022                       2,115,321
                                       275  Elk Valley, Colorado, Public Improvement Revenue Bonds
                                            (Public Improvement Fee), Series B, 7.45% due 9/01/2031                         276,620
                                     1,760  North Range Metropolitan District Number 1, Colorado, GO,
                                            7.25% due 12/15/2011 (a)                                                      1,986,371
                                     2,850  Plaza Metropolitan District Number 1, Colorado, Tax Allocation
                                            Revenue Bonds (Public Improvement Fees), 8% due 12/01/2025                    2,937,723
                                       525  Plaza Metropolitan District Number 1, Colorado, Tax Allocation
                                            Revenue Bonds (Public Improvement Fees), 8.125% due 12/01/2025                  494,907
                                     1,170  Southlands Metropolitan District Number 1, Colorado, GO,
                                            7.125% due 12/01/2014 (a)                                                     1,397,085
                                                                                                                       ------------
                                                                                                                         13,272,825
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.4%                     680  Connecticut State Development Authority, Airport Facility Revenue
                                            Bonds (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                          723,806
                                     3,490  Connecticut State Development Authority, IDR (AFCO Cargo
                                            BDL-LLC Project), AMT, 8% due 4/01/2030                                       3,581,438
                                     2,250  Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds,
                                            AMT, Sub-Series A-2, 5.15% due 5/15/2038                                      2,027,722
                                                                                                                       ------------
                                                                                                                          6,332,966
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 10.6%                      1,130  Capital Projects Finance Authority, Florida, Continuing Care
                                            Retirement Revenue Bonds (Glenridge on Palmer Ranch), Series A,
                                            8% due 6/01/2012 (a)                                                          1,345,514
                                     1,180  Greater Orlando Aviation Authority, Florida, Airport Facilities
                                            Revenue Bonds (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026             1,049,634
                                     1,160  Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding
                                            Bonds, Series A, 5% due 6/01/2038                                               955,828
                                       490  Harbor Bay, Florida, Community Development District, Capital
                                            Improvement Special Assessment Revenue Bonds, Series A,
                                            7% due 5/01/2033                                                                497,340
                                     1,195  Highlands County, Florida, Health Facilities Authority, Hospital
                                            Revenue Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036       1,101,957
                                     2,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                            (National Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                2,009,280
                                     4,300  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa
                                            General Hospital Project), 5% due 10/01/2036                                  3,699,677

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $1,000  Jacksonville, Florida, Economic Development Commission, Health Care
                                            Facilities, Revenue Refunding Bonds (Florida Proton Therapy Institute),
                                            Series A, 6% due 9/01/2017                                                 $    957,450
                                     1,300  Jacksonville, Florida, Economic Development Commission, IDR
                                            (Gerdau Ameristeel US, Inc.), AMT, 5.30% due 5/01/2037                        1,025,245
                                     2,620  Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A,
                                            5.375% due 6/15/2037                                                          2,023,662
                                     3,255  Midtown Miami, Florida, Community Development District,
                                            Special Assessment Revenue Bonds, Series A, 6.25% due 5/01/2037               2,948,997
                                     2,295  Orlando, Florida, Urban Community Development District, Capital
                                            Improvement Special Assessment Bonds, Series A, 6.95% due 5/01/2011 (a)       2,531,385
                                     3,040  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds,
                                            6.25% due 7/01/2028                                                           2,706,451
                                       860  Sarasota County, Florida, Health Facilities Authority, Retirement
                                            Facility Revenue Refunding Bonds (Village on the Isle Project),
                                            5.50% due 1/01/2027                                                             744,605
                                       795  Sarasota County, Florida, Health Facilities Authority, Retirement
                                            Facility Revenue Refunding Bonds (Village on the Isle Project),
                                            5.50% due 1/01/2032                                                             659,993
                                     2,680  Tolomato Community Development District, Florida,
                                            Special Assessment Bonds, 6.65% due 5/01/2040                                 2,495,964
                                       900  Waterchase, Florida, Community Development District,
                                            Capital Improvement Revenue Bonds, Series A, 6.70% due 5/01/2011 (a)            985,950
                                                                                                                       ------------
                                                                                                                         27,738,932
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.2%                       3,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                                            7.90% due 12/01/2011 (a)                                                      3,517,650
                                       740  Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project),
                                            5.50% due 1/01/2031                                                             636,045
                                     1,165  Brunswick and Glynn County, Georgia, Development Authority,
                                            First Mortgage Revenue Bonds (Coastal Community Retirement
                                            Corporation Project), Series A, 7.125% due 1/01/2025 (c)(d)                     803,850
                                     1,690  Brunswick and Glynn County, Georgia, Development Authority,
                                            First Mortgage Revenue Bonds (Coastal Community Retirement
                                            Corporation Project), Series A, 7.25% due 1/01/2035 (c)(d)                    1,166,100
                                     2,435  Rockdale County, Georgia, Development Authority Revenue Bonds
                                            (Visy Paper Project), AMT, Series A, 6.125% due 1/01/2034                     2,200,510
                                                                                                                       ------------
                                                                                                                          8,324,155
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%                         1,000  Idaho Health Facilities Authority, Revenue Refunding Bonds
                                            (Valley Vista Care Corporation), Series A, 7.75% due 11/15/2016               1,094,310
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.6%                      4,140  Chicago, Illinois, O'Hare International Airport, Special Facility
                                            Revenue Refunding Bonds (American Airlines Inc. Project),
                                            5.50% due 12/01/2030                                                          3,097,424
                                     2,950  Illinois State Finance Authority Revenue Bonds (Clare At Water
                                            Tower Project), Series A, 6.125% due 5/15/2038                                2,605,293
                                       600  Illinois State Finance Authority Revenue Bonds (Landing At
                                            Plymouth Place Project), Series A, 6% due 5/15/2037                             525,030

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     $ 820  Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
                                            Project), Series A, 7% due 12/01/2037                                      $    788,241
                                       685  Illinois State Finance Authority Revenue Bonds (Primary Health
                                            Care Centers Program), 6.60% due 7/01/2024                                      636,139
                                     2,850  Illinois State Finance Authority, Revenue Refunding Bonds
                                            (Advocate Health and Hospital Corporation), VRDN, Series B-3,
                                            7.19% due 11/01/2038 (b)(e)                                                   2,850,000
                                     1,070  Lincolnshire, Illinois, Special Service Area Number 1, Special Tax
                                            Bonds (Sedgebrook Project), 6.25% due 3/01/2034                               1,003,596
                                     2,600  Lombard, Illinois, Public Facilities Corporation, First Tier Revenue
                                            Bonds (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036         2,547,584
                                       825  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-
                                            Cook Tax Increment Financing (TIF) Redevelopment Project),
                                            6% due 1/01/2025                                                                738,053
                                                                                                                       ------------
                                                                                                                         14,791,360
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.8%                       2,830  Indiana Health and Educational Facilities Financing Authority,
                                            Hospital Revenue Bonds (Community Foundation of Northwest Indiana),
                                            5.50% due 3/01/2037                                                           2,398,057
                                     1,200  Vanderburgh County, Indiana, Redevelopment Commission,
                                            Redevelopment District Tax Allocation Bonds, 5.25% due 2/01/2031              1,054,776
                                       615  Vigo County, Indiana, Hospital Authority Revenue Bonds (Union
                                            Hospital, Inc.), 5.70% due 9/01/2037                                            525,764
                                       765  Vigo County, Indiana, Hospital Authority Revenue Bonds (Union
                                            Hospital, Inc.), 5.75% due 9/01/2042                                            652,843
                                                                                                                       ------------
                                                                                                                          4,631,440
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%                          2,180  Iowa Finance Authority, Health Care Facilities, Revenue Refunding
                                            Bonds (Care Initiatives Project), 9.25% due 7/01/2011 (a)                     2,615,564
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%                        1,770  Wyandotte County, Kansas, Kansas City Unified Government Revenue
                                            Refunding Bonds (General Motors Corporation Project), 6% due 6/01/2025        1,547,600
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.0%                      2,850  Kenton County, Kentucky, Airport Board, Special Facilities Revenue
                                            Bonds (Mesaba Aviation Inc. Project), AMT, Series A,
                                            6.70% due 7/01/2029                                                           2,698,437
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.8%                     3,000  Louisiana Local Government Environmental Facilities and Community
                                            Development Authority Revenue Bonds (Westlake Chemical Corporation),
                                            6.75% due 11/01/2032                                                          2,913,810
                                     1,870  Louisiana Public Facilities Authority, Hospital Revenue Bonds
                                            (Franciscan Missionaries of Our Lady Health System, Inc.), Series A,
                                            5.25% due 8/15/2036                                                           1,705,702
                                                                                                                       ------------
                                                                                                                          4,619,512
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.8%                      1,815  Maryland State Economic Development Corporation Revenue Refunding Bonds
                                            (Baltimore Association for Retarded Citizens-Health and Mental Hygiene
                                            Program), Series A, 7.75% due 3/01/2025                                       1,910,015
                                     1,500  Maryland State Energy Financing Administration, Limited Obligation
                                            Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%
                                            due 9/01/2021                                                                 1,414,770
                                     1,250  Maryland State Health and Higher Educational Facilities Authority
                                            Revenue Bonds (King Farm Presbyterian Community), Series A, 5.30%
                                            due 1/01/2039                                                                   976,350

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     $ 590  Maryland State Health and Higher Educational Facilities Authority
                                            Revenue Bonds (Washington Christian Academy), 5.50% due 7/01/2038          $    462,749
                                                                                                                       ------------
                                                                                                                          4,763,884
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.1%                 1,150  Massachusetts State Health and Educational Facilities Authority Revenue
                                            Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033                       1,164,812
                                     1,945  Massachusetts State Health and Educational Facilities Authority,
                                            Revenue Refunding Bonds (Bay Cove Human Services Issue), Series A,
                                            5.90% due 4/01/2028                                                           1,800,642
                                                                                                                       ------------
                                                                                                                          2,965,454
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 2.1%                      2,700  Eastern Michigan University, Revenue Refunding Bonds, VRDN, Series A,
                                            8.50% due 6/01/2036 (e)(f)                                                    2,700,000
                                     1,635  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                                            Bonds (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034       1,476,143
                                     1,740  Monroe County, Michigan, Hospital Financing Authority, Hospital
                                            Revenue Refunding Bonds (Mercy Memorial Hospital Corporation),
                                            5.50% due 6/01/2035                                                           1,447,871
                                                                                                                       ------------
                                                                                                                          5,624,014
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.8%                        920  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                            (Gravois Bluffs), 7% due 10/01/2011 (a)                                       1,040,456
                                     1,000  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue
                                            Bonds (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                     942,020
                                                                                                                       ------------
                                                                                                                          1,982,476
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                          640  Clark County, Nevada, Improvement District Number 142, Special
                                            Assessment Bonds, 6.375% due 8/01/2023                                          581,030
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%                 1,165  New Hampshire Health and Education Facilities Authority, Hospital
                                            Revenue Bonds (Catholic Medical Center), 5% due 7/01/2036                       973,975
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 13.0%                   9,000  Camden County, New Jersey, Pollution Control Financing Authority,
                                            Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT,
                                            Series A, 7.50% due 12/01/2010                                                9,026,730
                                       345  Camden County, New Jersey, Pollution Control Financing Authority,
                                            Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT,
                                            Series B, 7.50% due 12/01/2009                                                  345,997
                                     3,065  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024              2,861,484
                                     2,500  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel),
                                            7% due 10/01/2014                                                             2,521,875
                                     1,665  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village
                                            Inc. Facility), Series A, 7.25% due 11/15/2011 (a)                            1,904,444
                                     5,800  New Jersey EDA, Retirement Community Revenue Bonds (Seabrook
                                            Village Inc.), Series A, 8.125% due 11/15/2010 (a)                            6,615,016
                                     2,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                                            Inc. Project), AMT, 6.25% due 9/15/2019                                       1,833,580
                                     3,330  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                                            Inc. Project), AMT, 6.25% due 9/15/2029                                       2,922,774
                                     1,250  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
                                            Inc. Project), AMT, 9% due 6/01/2033 (h)
                                                                                                                          1,348,138

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $2,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                            (Pascack Valley Hospital Association), 6.625% due 7/01/2036                $  1,079,000
                                     3,450  New Jersey State Transportation Trust Fund Authority, Transportation
                                            System Revenue Bonds, Series C, 5.05% due 12/15/2035 (b)(d)                     667,127
                                     1,425  Tobacco Settlement Financing Corporation of New Jersey,
                                            Asset-Backed Revenue Bonds, 7% due 6/01/2013 (a)                              1,661,094
                                     1,845  Tobacco Settlement Financing Corporation of New Jersey,
                                            Asset-Backed Revenue Refunding Bonds, Series 1A, 5% due 6/01/2041             1,469,782
                                                                                                                       ------------
                                                                                                                         34,257,041
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.0%                    2,500  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power
                                            Company - San Juan Project), Series A, 6.95% due 10/01/2020                   2,516,775
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.7%                      1,400  Dutchess County, New York, IDA, Civic Facility Revenue Refunding
                                            Bonds (Saint Francis Hospital), Series A, 7.50% due 3/01/2029                 1,463,560
                                       510  New York City, New York, City IDA, Civic Facility Revenue Bonds,
                                            Series C, 6.80% due 6/01/2028                                                   524,637
                                     1,515  New York City, New York, City IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facilities Pooled Program), Series C-1,
                                            6.625% due 7/01/2029                                                          1,411,995
                                     2,400  New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (British Airways Plc Project), AMT, 7.625% due 12/01/2032                     2,442,456
                                       870  New York Liberty Development Corporation Revenue Bonds
                                            (National Sports Museum Project), Series A, 6.125% due 2/15/2019                824,847
                                     1,470  New York State Dormitory Authority, Non-State Supported Debt,
                                            Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health System),
                                            Series C, 5.50% due 7/01/2026                                                 1,439,968
                                     1,575  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                            Revenue Bonds (Kendal on Hudson Project), Series A,
                                            6.50% due 1/01/2013 (a)                                                       1,764,205
                                                                                                                       ------------
                                                                                                                          9,871,668
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%                1,500  North Carolina Medical Care Commission, Retirement Facilities,
                                            First Mortgage Revenue Bonds (Givens Estates Project), Series A,
                                            6.50% due 7/01/2013 (a)                                                       1,729,785
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.7%                          1,915  Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                                            Settlement Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047                1,885,356
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.6%                  3,015  Allegheny County, Pennsylvania, Hospital Development Authority, Health
                                            System Revenue Refunding Bonds (West Penn Allegheny Health System),
                                            Series A, 5.375% due 11/15/2040                                               2,453,758
                                       200  Bucks County, Pennsylvania, IDA, Retirement Community Revenue
                                            Bonds (Ann's Choice Inc.), Series A, 6.125% due 1/01/2025                       190,700
                                     1,550  Bucks County, Pennsylvania, IDA, Retirement Community Revenue
                                            Bonds (Ann's Choice Inc.), Series A, 6.25% due 1/01/2035                      1,465,308
                                       900  Harrisburg, Pennsylvania, Authority, University Revenue Bonds
                                            (Harrisburg University of Science), Series B, 6% due 9/01/2036                  791,505
                                       685  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                                            (Brethren Village Project), Series A, 6.25% due 7/01/2026
                                                                                                                            647,140

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     $ 590  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                                            (Brethren Village Project), Series A, 6.50% due 7/01/2040                  $    551,626
                                     2,330  Montgomery County, Pennsylvania, IDA, Revenue Bonds
                                            (Whitemarsh Continuing Care Project), 6.125% due 2/01/2028                    2,151,242
                                     3,250  Pennsylvania Economic Development Financing Authority,
                                            Exempt Facilities Revenue Bonds (National Gypsum Company), AMT,
                                            Series A, 6.25% due 11/01/2027                                                3,020,778
                                     2,270  Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT,
                                            Series A, 7.50% due 1/01/2025                                                 2,311,405
                                     6,440  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                            7.75% due 12/01/2017                                                          6,445,345
                                                                                                                       ------------
                                                                                                                         20,028,807
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%                  2,495  Central Falls, Rhode Island,  Detention Facility Corporation,
                                            Detention Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035              2,531,926
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%                1,500  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                            Appreciation Revenue Bonds, Senior-Series B, 6.50% due 1/01/2009 (d)          1,406,175
                                     1,485  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                            Appreciation Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (d)           818,814
                                     1,500  South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center),
                                            7.75% due 11/15/2010 (a)                                                      1,710,705
                                                                                                                       ------------
                                                                                                                          3,935,694
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.3%                     6,785  Knox County, Tennessee, Health, Educational and Housing Facilities
                                            Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health),
                                            Series A, 5.06% due 1/01/2040 (d)
                                                                                                                            855,724
                                       355  Shelby County, Tennessee, Health, Educational and Housing Facilities
                                            Board Revenue Bonds (Germantown Village), 6.25% due 12/01/2034                  285,175
                                     2,500  Shelby County, Tennessee, Health, Educational and Housing Facilities
                                            Board Revenue Bonds (Germantown Village), Series A, 7.25%
                                            due 12/01/2034                                                                2,335,200
                                                                                                                       ------------
                                                                                                                          3,476,099
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 4.1%                         1,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                                            Inc.), First Tier, Series A, 6.70% due 1/01/2011 (a)                          1,091,360
                                     2,550  Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
                                            Project), AMT, Series A, 7.70% due 4/01/2033                                  2,555,839
                                     1,680  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy
                                            Inc. Project), Series B, 7.75% due 12/01/2018                                 1,715,095
                                     1,400  Houston, Texas, Health Facilities Development Corporation, Retirement
                                            Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                            7.125% due 2/15/2014 (a)                                                      1,667,694
                                       500  Kerrville, Texas, Health Facilities Development Corporation,
                                            Hospital Revenue Bonds (Sid Peterson Memorial Hospital Project),
                                            5.375% due 8/15/2035                                                            427,820
                                     3,190  Matagorda County, Texas, Navigation District Number 1, Revenue
                                            Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029             3,257,500
                                                                                                                       ------------
                                                                                                                         10,715,308
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                      Par
State                                (000)  Municipal Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%                         $1,660  Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds
                                            (Laidlaw Environmental), AMT, Series A, 7.45% due 7/01/2017                $  1,670,425
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.7%                      1,455  Dulles Town Center, Virginia, Community Development Authority, Special
                                            Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026              1,381,275
                                       750  Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                                            Revenue Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2037            635,040
                                       450  Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                                            Revenue Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042            374,234
                                       440  Farms of New Kent Community Development Authority, Virginia,
                                            Special Assessment Bonds, Series C, 5.80% due 3/01/2036                         347,010
                                       540  Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue
                                            Refunding Bonds (Kendal at Lexington), Series A, 5.375% due 1/01/2028           466,560
                                    38,400  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                            Capital Appreciation, Senior Series B, 5.95% due 8/15/2008 (a)(d)            10,053,120
                                     2,180  Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding
                                            Bonds, Senior Series B-1, 5% due 6/01/2047                                    1,717,557
                                                                                                                       ------------
                                                                                                                         14,974,796
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%                    1,750  Washington State Housing Financing Commission, Nonprofit Revenue
                                            Bonds (Skyline at First Hill Project), Series A, 5.625% due 1/01/2038         1,446,428
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%                     1,855  Wisconsin State Health and Educational Facilities Authority Revenue
                                            Bonds (New Castle Place Project), Series A, 7% due 12/01/2031                 1,850,455
-----------------------------------------------------------------------------------------------------------------------------------
U.S.                                 3,000  Virgin Islands Government Refinery Facilities, Revenue Refunding
Virgin Islands - 1.1%                       Bonds (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                       3,023,130
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Bonds (Cost - $256,643,359) - 95.2%                         250,158,548
-----------------------------------------------------------------------------------------------------------------------------------

                                            Municipal Bonds Transferred to Tender Option Bond Trusts (i)
-----------------------------------------------------------------------------------------------------------------------------------
California - 1.5%                    4,290  San Jose, California, Airport Revenue Refunding Bonds, Series A,
                                            5.50% due 3/01/2032 (b)                                                       4,092,317
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.2%                      8,690  Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                                            Sub-Series H-1, 5.375% due 7/01/2036 (g)                                      8,365,429
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                            (Cost - $13,271,124) - 4.7%                                                  12,457,746
-----------------------------------------------------------------------------------------------------------------------------------

                              Shares (000)  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     3,500  Merrill Lynch Institutional Tax-Exempt Fund, 3.03% (j)(k)                     3,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $3,500,000) - 1.3%                        3,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $273,414,483*) - 101.2%                           266,116,294

                                            Other Assets Less Liabilities - 1.3%                                          3,331,642

                                            Liability for Trust Certificates, Including Interest Expense
                                            Payable - (2.5%)                                                             (6,543,833)
                                                                                                                       ------------
                                            Net Assets - 100.0%                                                        $262,904,103
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 267,087,756
                                                                  =============
      Gross unrealized appreciation                               $   8,982,474
      Gross unrealized depreciation                                 (16,443,936)
                                                                  -------------
      Net unrealized depreciation                                 $  (7,461,462)
                                                                  =============

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)

(a)   Prerefunded.
(b)   AMBAC Insured.
(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(d) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(e)   Variable rate security.  Rate shown is interest rate as of the report date.
(f)   XL Capital Insured.
(g)   MBIA Insured.
(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(i) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                  Net Activity          Dividend
      Affiliate                                      (000)               Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
      Tax-Exempt Fund                               (5,910)             $75,656
      --------------------------------------------------------------------------
(k)   Represents the current yield as of February 29, 2008.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniAssets Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniAssets Fund, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniAssets Fund, Inc.

Date: April 23, 2008